Taxation	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
Taxation
22. Taxation

(i)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	PRC Enterprise Income Tax (“EIT”)

The PRC enterprise income tax is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the Corporate Income Tax (“CIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. In accordance with the implementation rules of the CIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% and a “Software Enterprise” (“SE”) is entitled exemption from income taxation for the first two years, counting from the year the enterprise makes profit, and reduction half for the next three years.

Shenzhen Xunlei has been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2016, 2017 and 2018. Onething and Wangwenhua have been recognized as HNTE and entitled to preferential tax rate of 15% for the year ended December 31, 2018.

Xunlei Computer was exempted from EIT for two years commencing from 2013, its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years. During the years ended December 2016 and 2017, Xunlei Computer was eligible for a 50% deduction from a preferential tax rate of 15%. Xunlei Computer has been recognized as HNTE and entitled to preferential tax rate of 15% for the year ended December 31, 2018.

According to a policy of the PRC State tax bureau, enterprises that engage in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“R&D Super Deduction”) during the period from January 1, 2018 to December 31, 2020. Shenzhen Xunlei has been claiming R&D Super Deduction in ascertaining its tax assessable profits.

The other PRC subsidiaries and Consolidated VIEs are subject to a 25% EIT rate.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2018, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2016, 2017 and 2018.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2018, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

Continuing operations	Years ended December 31,
(In thousands)	2016	2017	2018
Current income tax expenses /(benefit)	71	(38)	(471)
Deferred income tax (benefit)/expenses	(2,540)	(2,214)	382
Income tax benefit	(2,469)	(2,252)	(89)

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended December 31,
	2016	2017	2018
Aggregate dollar effect (In thousands)	(2,234)	(4,102)	(3,776)
Per share effect—basic	(0.01)	(0.01)	(0.01)
Per share effect—diluted	(0.01)	(0.01)	(0.01)

The reconciliation of total tax benefit computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2016	2017	2018
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(8,319)	(11,617)	(10,384)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,145	1,341	485
Non-deductible expenses	12	32	245
Effect of Super Deduction	(901)	(546)	(881)
Effect of tax holidays or tax concessions	2,234	4,102	3,776
Change in valuation allowance of deferred tax assets	—	6,748	6,720
Effect on deferred tax assets due to change in tax rates	—	—	(167)
Outside basis difference arising from VIE and its subsidiaries in the PRC	(5,743)	(652)	—
Expiration of tax loss	91	—	562
Others	8,012	(1,660)	(445)
Income tax benefit	(2,469)	(2,252)	(89)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances at December 31, 2017 and 2018 are as follows:

(In thousands)	December 31, 2017	December 31, 2018
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	19,246	20,479
Impairment of long-term equity investment	562	1,760
Allowance for advance to suppliers	88	351
Impairment of intangible assets	686	—
Impairment of property and equipment	151	32
Impairment of other receivables	1,938	2,126
Impairment of accounts receivable	—	1,094
Impairment of inventories	—	29
Valuation allowance	(16,599)	(20,181)
Deferred tax assets, non-current portion, net (note b)	6,072	5,690

Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition	—	(1,366)

Note a: As of December 31, 2018, the Group had tax loss carryforwards of USD 10,151,000, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2019	2,085
2020	542
2021	—
2022	—
2023 and thereafter	7,524
10,151

Note b: As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows:

Deferred tax assets

(In thousands)	2017	2018
Within one year	6,033	2,092
After one year	39	3,598
	6,072	5,690

Deferred tax liabilities

(In thousands)	2017	2018
Within one year	—	(167)
After one year	—	(1,199)
	—	(1,366)

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2016	2017	2018
Beginning balance	(4,559)	(9,851)	(16,599)
Additions	(5,292)	(6,748)	(3,582)
Write-off	—	—	—
Ending balance	(9,851)	(16,599)	(20,181)

In 2017, valuation allowance was provided for net operating loss carryforwards of Xunlei Networking Technologies (Beijing) Co., Ltd., Xunlei Games, Onething, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of their future taxable income, and the fact that the five entities were not included in the tax strategy plan. In 2018, valuation allowance was provided for net operating loss carryforwards of Onething, Xunlei Games, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of Onething’s future taxable income.

As of December 31, 2018, the tax returns of the Group’s subsidiaries, VIE and its subsidiaries since their respective dates of incorporation are still open to examination.